Warrant Liability (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Warrant Liability [Abstract]
Summary of assumptions used in connection with the valuation of warrants issued
	September 30, 2016	December 31, 2015
Number of shares underlying the warrants	303,694	303,694
Exercise price	$5.10	$5.10
Volatility	90%	98%
Risk-free interest rate	0.68%	1.19%
Expected dividend yield	0	0
Expected warrant life (years)	1.73	2.48
Stock Price	$7.70	$11.30

	Initial Measurement June 25, 2013	December 31, 2013	December 31, 2014	Exercised During 2015	December 31, 2015

Number of shares underlying the warrants	541,685	530,944	472,336	168,643	303,693
Exercise price	$16.50	$16.50	$6.10	$6.10	$5.10
Volatility	140%	135%	128%	117-119%	98%
Risk-free interest rate	1.49%	1.75%	1.38%	.81-1.06%	1.19%
Expected dividend yield	0	0	0	0	0
Expected warrant life (years)	5.0	4.5	3.5	3.01-3.33	2.48
Stock price	$9.60	$18.00	$9.80	$ 16.90-$22.20	$11.30

Summary of fair value measurements using significant unobservable inputs (Level 3)
	December 31, 2015	Decrease from Warrants Exercised in 2016	Decrease in Fair Value	September 30, 2016
Warrant liability	$2,434,101	—	$1,109,192	$1,324,909

	December 31, 2014	Decrease from Warrants Exercised in 2015	Increase in Fair Value	December 31, 2015
Warrant liability	$3,789,562	$(2,557,331)	$1,201,870	$2,434,101